ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The components of and changes in the AOCI, and the related tax effects, are shown below:

US$ MILLIONS	Change in Net Unrealized Investment Gains (Losses)	Foreign Currency Translation	Change in Discount Rate for Future Policy Benefits	Change in Instrument-Specific Credit Risk for Market Risk Benefits	Defined Benefit Pension Plan Adjustment	Total
Balance as of January 1, 2023	$(1,017)	$(6)	$507	$(7)	$—	$(523)
Other comprehensive income (loss) before reclassifications	616	15	(353)	(13)	108	373
Amounts reclassified to net income	127	—	—	—	—	127
Deferred income tax benefit (expense)	(164)	—	85	5	(23)	(97)
Balance as of December 31, 2023	$(438)	$9	$239	$(15)	$85	$(120)
Other comprehensive income (loss) before reclassifications	552	(79)	149	(290)	24	356
Amounts reclassified to (from) net income	(7)	—	—	66	—	59
Deferred income tax benefit (expense)	(119)	9	(26)	50	(5)	(91)
Balance as of December 31, 2024	$(12)	$(61)	$362	$(189)	$104	$204
Other comprehensive income (loss) before reclassifications	896	92	(99)	236	(38)	1087
Amounts reclassified to net income	42	—	—	—	—	42
Deferred income tax benefit (expense)	(172)	(15)	17	(50)	8	(212)
Balance as of December 31, 2025	$754	$16	$280	$(3)	$74	$1,121